CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-current assets
Intangible assets, net	$ 31,717	$ 33,234	$ 31,931	$ 37,020
Property, plant and equipment, net	104,174	107,499	107,101	101,454
Equity affiliates : investments and loans	30,425	29,997	27,889	28,210
Other investments	1,190	1,209	1,051	1,383
Non-current financial assets	2,494	2,357	2,731	1,612
Deferred income taxes	3,649	4,772	5,049	4,737
Other non-current assets	2,573	2,709	2,388	3,075
Total non-current assets	176,222	181,777	178,140	177,491
Current assets
Inventories, net	18,785	22,786	22,936	28,542
Accounts receivable, net	22,163	24,128	24,378	30,796
Other current assets	23,111	28,153	36,070	55,553
Current financial assets	6,725	7,535	8,746	7,863
Cash and cash equivalents	25,572	27,985	33,026	32,848
Assets classified as held for sale	8,441	668	568	313
Total current assets	104,797	111,255	125,724	155,915
Total assets	281,019	293,032	303,864	333,406
Shareholders' equity
Common shares	7,850	7,828	8,163	8,163
Paid-in surplus and retained earnings	123,511	123,357	123,951	125,554
Currency translation adjustment	(12,859)	(12,784)	(12,836)	(14,019)
Treasury shares	(4,820)	(2,820)	(7,554)	(3,010)
Total shareholders' equity - TotalEnergies share	113,682	115,581	111,724	116,688
Non-controlling interests	2,770	2,863	2,846	3,309
Total shareholders' equity	116,452	118,444	114,570	119,997
Non-current liabilities
Deferred income taxes	11,237	11,300	11,021	12,169
Employee benefits	1,872	1,840	1,829	2,341
Provisions and other non-current liabilities	21,295	21,270	21,402	23,373
Non-current financial debt	40,427	42,915	45,264	46,868
Total non-current liabilities	74,831	77,325	79,516	84,751
Current liabilities
Accounts payable	32,853	36,037	41,346	49,700
Other creditors and accrued liabilities	38,609	42,578	52,275	62,498
Current borrowings	15,542	17,884	15,502	16,003
Other current financial liabilities	443	597	488	401
Liabilities directly associated with the assets classified as held for sale	2,289	167	167	56
Total current liabilities	89,736	97,263	109,778	128,658
Total liabilities & shareholders' equity	$ 281,019	$ 293,032	$ 303,864	$ 333,406